Condensed financial information of the parent company (Details 1)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
OPERATING EXPENSES
Total operating expenses	$ 59,180,913	¥ 419,160,654	¥ 180,344,168	¥ 161,722,739
OTHER INCOME (EXPENSE)
Total other income (expense), net	(3,321,999)	(23,528,714)	2,528,434	3,354,208
NET INCOME (LOSS)	(37,584,431)	(266,199,240)	(46,544,566)	54,737,791
COMPREHENSIVE INCOME (LOSS)	(45,993,838)	(325,760,548)	(77,223,048)	54,820,821
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(201,152)	1,424,697	13,674
Stock compensation	(16,577,808)	(117,415,639)
Total operating expenses	(16,778,960)	(118,840,336)	(13,674)
OTHER INCOME (EXPENSE)
Equity income (loss) of subsidiaries	6,807,864	48,218,056	(46,823,832)	55,275,852
Total other income (expense), net	6,807,864	48,218,056	(46,823,832)	55,275,852
NET INCOME (LOSS)	(23,586,824)	(167,058,392)	(46,837,506)	55,275,852
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(6,448,539)	(43,412,437)	(30,385,540)	7,366,219
COMPREHENSIVE INCOME (LOSS)	$ (30,035,363)	¥ (210,470,829)	¥ (77,223,046)	¥ 62,642,071